Quarterly Holdings Report
for

Fidelity Advisor® Balanced Fund

November 30, 2020

AIG-QTLY-0121
1.805755.116

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 67.2%
	Shares	Value (000s)
COMMUNICATION SERVICES - 7.0%
Diversified Telecommunication Services - 0.1%
Vonage Holdings Corp. (a)	309,519	$3,980
Entertainment - 1.7%
Activision Blizzard, Inc.	150,151	11,934
Bilibili, Inc. ADR (a)	48,600	3,055
Cinemark Holdings, Inc.	106,800	1,650
Electronic Arts, Inc.	34,905	4,459
Liberty Media Corp. Liberty Formula One Group Series C (a)	39,163	1,636
Live Nation Entertainment, Inc. (a)	101,792	6,683
Netflix, Inc. (a)	39,999	19,628
Spotify Technology SA (a)	10,600	3,089
The Walt Disney Co.	228,376	33,802
		85,936
Interactive Media & Services - 4.3%
Alphabet, Inc.:
Class A (a)	14,102	24,741
Class C (a)	56,525	99,526
ANGI Homeservices, Inc. Class A (a)	442,051	5,464
CarGurus, Inc. Class A (a)	67,200	1,683
Facebook, Inc. Class A (a)	289,861	80,283
Kakao Corp.	2,190	727
Wise Talent Information Technology Co. Ltd. (a)	1,361,270	3,428
Z Holdings Corp.	610,300	3,849
Zoominfo Technologies, Inc.	58,300	2,988
		222,689
Media - 0.2%
Altice U.S.A., Inc. Class A (a)	123,481	4,188
Discovery Communications, Inc. Class A (a)(b)	27,420	738
Interpublic Group of Companies, Inc.	22,241	496
Nexstar Broadcasting Group, Inc. Class A	31,515	3,317
ViacomCBS, Inc. Class B (b)	68,537	2,418
		11,157
Wireless Telecommunication Services - 0.7%
Bharti Airtel Ltd.	604,733	3,776
Boingo Wireless, Inc. (a)	447,206	6,328
SoftBank Group Corp.	79,300	5,465
T-Mobile U.S., Inc.	158,629	21,088
		36,657

TOTAL COMMUNICATION SERVICES		360,419

CONSUMER DISCRETIONARY - 7.6%
Distributors - 0.1%
LKQ Corp. (a)	186,300	6,561
Diversified Consumer Services - 0.0%
Afya Ltd. (a)	50,326	1,335
Hotels, Restaurants & Leisure - 1.1%
Aristocrat Leisure Ltd.	126,271	2,972
Boyd Gaming Corp.	59,700	2,298
Caesars Entertainment, Inc. (a)	44,200	3,011
Churchill Downs, Inc.	27,900	5,020
Compass Group PLC	269,500	4,742
Marriott International, Inc. Class A	95,000	12,053
McDonald's Corp.	104,100	22,636
Penn National Gaming, Inc. (a)	13,000	910
Starbucks Corp.	10,600	1,039
		54,681
Household Durables - 0.4%
Leggett & Platt, Inc. (b)	96,900	4,176
Lennar Corp. Class A	120,400	9,134
Mohawk Industries, Inc. (a)	25,700	3,234
Tempur Sealy International, Inc. (a)	130,000	3,275
		19,819
Internet & Direct Marketing Retail - 3.5%
Alibaba Group Holding Ltd. sponsored ADR (a)	32,114	8,458
Amazon.com, Inc. (a)	47,885	151,702
Farfetch Ltd. Class A (a)	97,900	5,350
MakeMyTrip Ltd. (a)	33,200	824
Ocado Group PLC (a)	27,600	811
The Booking Holdings, Inc. (a)	7,400	15,011
THG Holdings Ltd.	169,800	1,418
		183,574
Leisure Products - 0.1%
Mattel, Inc. (a)	237,382	3,677
Peloton Interactive, Inc. Class A (a)	15,500	1,803
		5,480
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	124,500	13,600
Nordstrom, Inc.	91,100	2,361
		15,961
Specialty Retail - 1.6%
Burlington Stores, Inc. (a)	19,400	4,240
Lowe's Companies, Inc.	198,000	30,852
The Home Depot, Inc.	81,609	22,639
TJX Companies, Inc.	314,730	19,989
Ulta Beauty, Inc. (a)	19,400	5,343
		83,063
Textiles, Apparel & Luxury Goods - 0.5%
LVMH Moet Hennessy Louis Vuitton SE	8,600	4,940
NIKE, Inc. Class B	75,964	10,232
PVH Corp.	40,400	3,211
Tapestry, Inc.	230,700	6,533
		24,916

TOTAL CONSUMER DISCRETIONARY		395,390

CONSUMER STAPLES - 4.6%
Beverages - 1.5%
Boston Beer Co., Inc. Class A (a)	3,000	2,793
Keurig Dr. Pepper, Inc.	113,900	3,468
Molson Coors Beverage Co. Class B	87,600	4,030
Monster Beverage Corp. (a)	114,575	9,714
PepsiCo, Inc.	178,000	25,673
Pernod Ricard SA	24,600	4,701
The Coca-Cola Co.	484,000	24,974
		75,353
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	64,100	25,112
Kroger Co.	115,100	3,798
Performance Food Group Co. (a)	66,800	2,898
Sysco Corp.	88,600	6,316
U.S. Foods Holding Corp. (a)	195,900	6,167
Walmart, Inc.	179,300	27,395
		71,686
Food Products - 0.5%
Beyond Meat, Inc. (a)	6,600	923
Darling Ingredients, Inc. (a)	48,600	2,346
Freshpet, Inc. (a)	32,600	4,462
Hotel Chocolat Group Ltd.	27,100	137
JDE Peet's BV	10,000	386
Lamb Weston Holdings, Inc.	76,000	5,501
Mondelez International, Inc.	247,700	14,230
		27,985
Household Products - 1.0%
Church & Dwight Co., Inc.	37,500	3,291
Clorox Co.	16,200	3,288
Procter & Gamble Co.	323,200	44,883
		51,462
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	43,300	10,622

TOTAL CONSUMER STAPLES		237,108

ENERGY - 1.7%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	77,700	1,455
Oceaneering International, Inc. (a)	267,709	1,625
SBM Offshore NV	86,200	1,608
Subsea 7 SA (a)	379,400	3,593
TechnipFMC PLC	82,300	684
		8,965
Oil, Gas & Consumable Fuels - 1.5%
Africa Oil Corp. (a)	1,093,500	918
Aker BP ASA	41,100	923
Apache Corp.	288,000	3,712
Black Stone Minerals LP	40,900	287
Canadian Natural Resources Ltd.	263,700	6,016
Cheniere Energy, Inc. (a)	19,400	1,100
Chevron Corp.	54,776	4,775
Equinor ASA sponsored ADR	167,500	2,569
Exxon Mobil Corp.	577,591	22,024
Hess Corp.	155,300	7,327
Kosmos Energy Ltd.	773,500	1,361
Magellan Midstream Partners LP	45,200	1,860
Marathon Petroleum Corp.	14,100	548
MEG Energy Corp. (a)	875,700	2,461
Phillips 66 Co.	79,374	4,808
Reliance Industries Ltd.	15,709	222
Reliance Industries Ltd.	219,884	5,690
Reliance Industries Ltd. sponsored GDR (c)	43,300	2,233
Royal Dutch Shell PLC Class B sponsored ADR	101,610	3,297
The Williams Companies, Inc.	37,700	791
Total SA sponsored ADR	76,700	3,232
Valero Energy Corp.	70,000	3,764
		79,918

TOTAL ENERGY		88,883

FINANCIALS - 7.0%
Banks - 2.1%
Bank of America Corp.	871,691	24,547
Citigroup, Inc.	361,330	19,898
Comerica, Inc.	93,400	4,595
EFG Eurobank Ergasias SA (a)	4,059,000	2,366
First Horizon National Corp.	202,698	2,477
Huntington Bancshares, Inc.	244,845	2,958
JPMorgan Chase & Co.	140,500	16,562
KeyCorp	235,500	3,641
M&T Bank Corp.	27,100	3,157
Signature Bank	14,500	1,627
Societe Generale Series A	52,500	1,041
Synovus Financial Corp.	43,000	1,358
Truist Financial Corp.	29,455	1,367
Wells Fargo & Co.	909,500	24,875
		110,469
Capital Markets - 1.7%
Bank of New York Mellon Corp.	667,500	26,113
BlackRock, Inc. Class A	22,300	15,573
Cboe Global Markets, Inc.	45,472	4,153
Intercontinental Exchange, Inc.	99,600	10,509
Morgan Stanley	344,200	21,282
StepStone Group, Inc. Class A	182,250	4,448
Virtu Financial, Inc. Class A	290,500	6,620
		88,698
Consumer Finance - 1.1%
360 Finance, Inc. ADR (a)	80,400	997
Ally Financial, Inc.	63,800	1,892
Capital One Financial Corp.	368,509	31,559
Discover Financial Services	64,400	4,905
OneMain Holdings, Inc.	229,625	8,953
Shriram Transport Finance Co. Ltd.	163,292	2,344
SLM Corp.	339,657	3,604
		54,254
Diversified Financial Services - 0.9%
Ant International Co. Ltd. Class C (a)(d)(e)	463,804	3,761
Berkshire Hathaway, Inc.:
Class A (a)	11	3,781
Class B (a)	141,900	32,482
Voya Financial, Inc.	60,500	3,487
		43,511
Insurance - 1.2%
American International Group, Inc.	169,800	6,527
Arthur J. Gallagher & Co.	47,400	5,470
Chubb Ltd.	13,000	1,922
Fairfax Financial Holdings Ltd. (sub. vtg.)	7,100	2,435
Hartford Financial Services Group, Inc.	148,200	6,550
Marsh & McLennan Companies, Inc.	73,653	8,444
The Travelers Companies, Inc.	191,000	24,763
Willis Towers Watson PLC	32,000	6,662
		62,773
Thrifts & Mortgage Finance - 0.0%
WMI Holdings Corp. (a)	9	0

TOTAL FINANCIALS		359,705

HEALTH CARE - 8.5%
Biotechnology - 1.4%
Acceleron Pharma, Inc. (a)	7,900	933
Alexion Pharmaceuticals, Inc. (a)	51,564	6,296
Amgen, Inc.	112,879	25,064
Argenx SE ADR (a)	10,000	2,868
Biogen, Inc. (a)	12,600	3,026
Blueprint Medicines Corp. (a)	18,100	1,956
PTC Therapeutics, Inc. (a)	89,598	5,606
Regeneron Pharmaceuticals, Inc. (a)	35,000	18,061
Sarepta Therapeutics, Inc. (a)	16,200	2,282
Vertex Pharmaceuticals, Inc. (a)	38,300	8,723
		74,815
Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	218,200	23,614
Becton, Dickinson & Co.	25,900	6,082
Boston Scientific Corp. (a)	625,355	20,731
DexCom, Inc. (a)	17,900	5,722
Intuitive Surgical, Inc. (a)	25,400	18,442
Masimo Corp. (a)	13,400	3,410
Nevro Corp. (a)	27,700	4,467
Stryker Corp.	53,000	12,370
		94,838
Health Care Providers & Services - 2.1%
AmerisourceBergen Corp.	43,100	4,444
Centene Corp. (a)	6,125	378
Cigna Corp.	63,800	13,343
HCA Holdings, Inc.	101,500	15,236
Humana, Inc.	51,700	20,707
UnitedHealth Group, Inc.	162,794	54,754
		108,862
Life Sciences Tools & Services - 0.8%
Thermo Fisher Scientific, Inc.	83,990	39,054
Pharmaceuticals - 2.4%
AstraZeneca PLC sponsored ADR	333,700	17,666
Bristol-Myers Squibb Co.	462,594	28,866
Eli Lilly & Co.	148,200	21,585
Horizon Therapeutics PLC (a)	187,900	13,234
Roche Holding AG (participation certificate)	42,035	13,806
UCB SA	70,400	7,534
Zoetis, Inc. Class A	130,600	20,946
		123,637

TOTAL HEALTH CARE		441,206

INDUSTRIALS - 7.4%
Aerospace & Defense - 1.4%
Axon Enterprise, Inc. (a)	46,900	5,895
General Dynamics Corp.	94,062	14,048
Northrop Grumman Corp.	46,200	13,964
Raytheon Technologies Corp.	376,999	27,038
The Boeing Co.	63,276	13,333
		74,278
Air Freight & Logistics - 0.5%
FedEx Corp.	87,460	25,064
Construction & Engineering - 0.5%
AECOM (a)	370,026	19,201
Granite Construction, Inc.	234,915	5,784
		24,985
Electrical Equipment - 1.3%
Sensata Technologies, Inc. PLC (a)	598,883	29,243
Soltec Power Holdings SA	6,300	45
Sunrun, Inc. (a)(b)	596,581	38,229
		67,517
Industrial Conglomerates - 0.6%
3M Co.	28,292	4,887
General Electric Co.	2,319,086	23,608
Honeywell International, Inc.	16,600	3,385
		31,880
Machinery - 0.7%
Allison Transmission Holdings, Inc.	448,117	18,395
Caterpillar, Inc.	88,832	15,420
		33,815
Marine - 0.3%
A.P. Moller - Maersk A/S Series B	8,346	17,014
Professional Services - 0.5%
Dun & Bradstreet Holdings, Inc. (a)(b)	68,200	1,828
Nielsen Holdings PLC	1,380,302	22,319
		24,147
Road & Rail - 1.0%
Lyft, Inc. (a)	218,061	8,323
Norfolk Southern Corp.	86,415	20,482
Uber Technologies, Inc. (a)	414,776	20,598
Union Pacific Corp.	17,637	3,599
		53,002
Trading Companies & Distributors - 0.6%
HD Supply Holdings, Inc. (a)	534,516	29,815

TOTAL INDUSTRIALS		381,517

INFORMATION TECHNOLOGY - 17.8%
Communications Equipment - 0.0%
Lumentum Holdings, Inc. (a)	3,403	294
Electronic Equipment & Components - 1.3%
Corning, Inc.	63,700	2,384
Flextronics International Ltd. (a)	1,476,040	23,956
II-VI, Inc. (a)	42,778	2,894
Insight Enterprises, Inc. (a)	48,339	3,455
Jabil, Inc.	918,470	35,104
		67,793
IT Services - 2.9%
Capgemini SA	82,500	11,478
Cognizant Technology Solutions Corp. Class A	80,900	6,321
DXC Technology Co.	21,247	466
Fidelity National Information Services, Inc.	140,700	20,881
Fiserv, Inc. (a)	18,400	2,119
FleetCor Technologies, Inc. (a)	7,300	1,936
Genpact Ltd.	312,000	12,683
Global Payments, Inc.	32,700	6,383
GoDaddy, Inc. (a)	50,500	4,017
Liveramp Holdings, Inc. (a)	19,500	1,141
MasterCard, Inc. Class A	109,300	36,781
MongoDB, Inc. Class A (a)	4,500	1,293
PayPal Holdings, Inc. (a)	140,400	30,062
Sabre Corp.	148,500	1,671
Snowflake Computing, Inc. Class B	2,136	626
Visa, Inc. Class A	61,500	12,937
		150,795
Semiconductors & Semiconductor Equipment - 3.6%
Advanced Micro Devices, Inc. (a)	146,200	13,547
Analog Devices, Inc.	14,000	1,947
Applied Materials, Inc.	134,763	11,115
Array Technologies, Inc.	327,890	14,945
Cirrus Logic, Inc. (a)	89,300	7,153
Lam Research Corp.	31,400	14,214
Marvell Technology Group Ltd.	218,600	10,119
Micron Technology, Inc. (a)	317,087	20,322
NVIDIA Corp.	69,800	37,417
NXP Semiconductors NV	131,097	20,768
ON Semiconductor Corp. (a)	425,906	12,245
Qualcomm, Inc.	96,315	14,175
Sanken Electric Co. Ltd.	28,800	1,047
Semtech Corp. (a)	28,400	1,916
STMicroelectronics NV (France)	11,700	461
Xilinx, Inc.	37,800	5,502
		186,893
Software - 7.1%
Adobe, Inc. (a)	19,354	9,260
Autodesk, Inc. (a)	37,630	10,545
Cloudflare, Inc. (a)	115,242	8,652
Digital Turbine, Inc. (a)	30,900	1,390
Elastic NV (a)	75,200	9,310
FireEye, Inc. (a)	416,900	6,266
LivePerson, Inc. (a)	133,198	7,781
Microsoft Corp.	839,600	179,738
Nortonlifelock, Inc.	675,730	12,319
Nuance Communications, Inc. (a)	351,100	15,143
Oracle Corp.	141,600	8,173
Pluralsight, Inc. (a)	170,100	2,786
Rapid7, Inc. (a)	91,800	6,879
RealPage, Inc. (a)	81,500	5,623
RingCentral, Inc. (a)	4,600	1,366
Salesforce.com, Inc. (a)	102,389	25,167
SS&C Technologies Holdings, Inc.	58,700	4,044
SurveyMonkey (a)	639,400	13,606
Talend SA ADR (a)	8,000	300
Telos Corp.	17,300	347
Verint Systems, Inc. (a)	83,000	4,728
VMware, Inc. Class A (a)(b)	16,800	2,350
Workday, Inc. Class A (a)	31,200	7,013
Workiva, Inc. (a)	23,100	1,732
Yext, Inc. (a)	669,700	12,731
Zendesk, Inc. (a)	75,100	10,026
		367,275
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	1,138,820	135,577
HP, Inc.	190,500	4,178
Samsung Electronics Co. Ltd.	116,210	6,992
Western Digital Corp.	47,100	2,114
Xerox Holdings Corp.	11,200	245
		149,106

TOTAL INFORMATION TECHNOLOGY		922,156

MATERIALS - 2.0%
Chemicals - 1.2%
Air Products & Chemicals, Inc.	20,960	5,872
Albemarle Corp. U.S.	23,800	3,236
Amyris, Inc. (a)(b)	381,400	1,114
Amyris, Inc. (d)	320,612	936
Amyris, Inc. (d)	148,235	433
Balchem Corp.	17,400	1,804
Ecolab, Inc.	28,583	6,350
FMC Corp.	30,300	3,515
Innospec, Inc.	32,144	2,645
Linde PLC	29,483	7,560
Livent Corp. (a)(b)	720,037	10,923
LyondellBasell Industries NV Class A	37,400	3,183
Olin Corp.	212,142	4,644
Sherwin-Williams Co.	5,418	4,051
Valvoline, Inc.	142,100	3,238
		59,504
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	17,307	4,597
Summit Materials, Inc. (a)	158,274	3,007
Vulcan Materials Co.	29,100	4,064
		11,668
Containers & Packaging - 0.1%
Crown Holdings, Inc. (a)	73,800	6,956
Metals & Mining - 0.5%
Commercial Metals Co.	114,515	2,280
First Quantum Minerals Ltd.	394,600	5,600
Freeport-McMoRan, Inc.	289,148	6,763
Newmont Corp.	142,128	8,360
		23,003

TOTAL MATERIALS		101,131

REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Alexandria Real Estate Equities, Inc.	18,500	3,029
American Tower Corp.	62,900	14,542
Corporate Office Properties Trust (SBI)	71,100	1,893
CubeSmart	77,800	2,531
Digital Realty Trust, Inc.	39,600	5,336
Douglas Emmett, Inc.	54,900	1,700
Equinix, Inc.	10,700	7,466
Kilroy Realty Corp.	37,300	2,281
Lexington Corporate Properties Trust	179,500	1,833
Mid-America Apartment Communities, Inc.	29,500	3,722
Potlatch Corp.	51,173	2,382
Prologis (REIT), Inc.	100,000	10,005
SBA Communications Corp. Class A	21,100	6,059
Ventas, Inc.	101,700	4,872
VICI Properties, Inc.	57,800	1,462
Weyerhaeuser Co.	277,200	8,050
		77,163
Real Estate Management & Development - 0.2%
Cushman & Wakefield PLC (a)	345,100	5,142
KE Holdings, Inc. ADR (a)	68,700	4,488
		9,630

TOTAL REAL ESTATE		86,793

UTILITIES - 1.9%
Electric Utilities - 1.5%
American Electric Power Co., Inc.	9,800	832
Duke Energy Corp.	8,200	760
Edison International	141,300	8,670
Entergy Corp.	49,000	5,334
Evergy, Inc.	77,065	4,270
Exelon Corp.	195,476	8,028
FirstEnergy Corp.	208,000	5,524
NextEra Energy, Inc.	253,900	18,685
NRG Energy, Inc.	51,700	1,693
PG&E Corp. (a)	578,062	7,341
PPL Corp.	126,800	3,604
Southern Co.	187,000	11,192
		75,933
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	156,349	3,196
Multi-Utilities - 0.4%
CenterPoint Energy, Inc.	154,045	3,572
Dominion Energy, Inc.	111,345	8,739
NiSource, Inc.	42,700	1,033
Sempra Energy	48,424	6,173
		19,517

TOTAL UTILITIES		98,646

TOTAL COMMON STOCKS
(Cost $2,305,409)		3,472,954

Preferred Stocks - 0.1%
Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
ByteDance Ltd. Series E1 (d)(e)(f)	18,992	2,081
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE (Germany)	37,300	2,369
TOTAL PREFERRED STOCKS
(Cost $4,498)		4,450
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.07% to 0.09% 12/31/20 to 2/25/21 (g)
(Cost $7,919)	7,920	7,919
	Shares	Value (000s)

Fixed-Income Funds - 29.5%
Fidelity High Income Central Fund (h)	682,595	$73,775
Fidelity Investment Grade Bond Central Fund (h)	12,163,873	1,452,366
TOTAL FIXED-INCOME FUNDS
(Cost $1,452,454)		1,526,141

Money Market Funds - 3.1%
Fidelity Cash Central Fund 0.09% (i)	152,645,071	152,676
Fidelity Securities Lending Cash Central Fund 0.09% (i)(j)	6,698,736	6,699
TOTAL MONEY MARKET FUNDS
(Cost $159,374)		159,375
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $3,929,654)		5,170,839
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(4,621)
NET ASSETS - 100%		$5,166,218

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	624	Dec. 2020	$113,044	$6,098	$6,098

The notional amount of futures purchased as a percentage of Net Assets is 2.2%

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,233,000 or 0.0% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,212,000 or 0.1% of net assets.

 (e) Level 3 security

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,919,000.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Amyris, Inc.	2/3/20 - 6/4/20	$1,365
Ant International Co. Ltd. Class C	5/16/18	$2,602
ByteDance Ltd. Series E1	11/18/20	$2,081

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$29
Fidelity High Income Central Fund	1,079
Fidelity Investment Grade Bond Central Fund	8,336
Fidelity Securities Lending Cash Central Fund	3
Total	$9,447

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund	$78,429	$1,082	$6,992	$(595)	$1,851	$73,775	2.8%
Fidelity Investment Grade Bond Central Fund	1,364,888	78,377	--	--	9,101	1,452,366	4.9%
Total	$1,443,317	$79,459	$6,992	$(595)	$10,952	$1,526,141

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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